Provision for rehabilitation and closure costs (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reconciliation of Provision for Rehabilitation and Closure Costs

	December 31, 2024	December 31, 2023
Balance, beginning of year	26,687	$22,172
Change in estimates(2)	12,499	3,455
Accretion expense	2,339	2,703
Settled	(5,870)	(3,344)
Foreign exchange	(6,998)	1,701
Balance, end of year	$28,657	$26,687

Caraíba Operations	$20,689	$21,372
Tucumã Project	3,868	1,365
Xavantina Operations	4,100	3,950
Total	$28,657	$26,687

Current portion(1)	$6,766	$—
Non-current portion	21,891	26,687